INTANGIBLE ASSETS	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
NOTE 5 - INTANGIBLE ASSETS

Intangible assets consist of the following:

	Life	August 31,
	Indefinite	2014	2013
Mix1 Brand		$7,850,000	$7,850,000
Mix1 Product	7	4,030,000	4,030,000
Customer List & Distribution	7	8,000,000	8,000,000
		$19,880,000	$19,880,000